Supplementary insurance information	12 Months Ended
Dec. 31, 2017
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Supplementary insurance information

Schedule III

Supplementary insurance information

Column A	Column B	Column C	Column D	Column E	Column F
Segment Amounts in million EUR	Deferred policy acquisition costs	Future policy benefits	Unearned premiums	Other policy claims and benefits	Premium revenue
2017
Americas	8,188	171,122	5,241	1,982	9,383
The Netherlands	76	62,446	61	932	2,208
United Kingdom	903	65,052	14	6	9,635
Central & Eastern Europe	70	1,910	23	86	628
Spain & Portugal	1	796	-	15	155
Asia	490	4,969	100	15	816
Holding and other activities	-	16	8	-	1
Total	9,729	306,311	5,447	3,036	22,826

2016
Americas	8,958	185,654	5,625	2,151	9,433
The Netherlands	84	63,526	59	977	2,491
United Kingdom	996	69,505	11	6	9,924
Central & Eastern Europe	71	1,905	18	75	578
Spain & Portugal	1	799	-	12	148
Asia	832	5,558	105	22	882
Holding and other activities	-	16	4	-	(2)
Total	10,942	326,964	5,822	3,244	23,453

2015
Americas	8,330	177,742	4,977	1,991	9,195
The Netherlands	97	59,779	108	1,316	2,947
United Kingdom	1,264	83,417	12	5	8,512
Central & Eastern Europe	84	1,890	15	70	642
Spain & Portugal	1	797	-	10	133
Asia	745	4,127	88	20	1,494
Holding and other activities	9	89	2	1	2
Total	10,530	327,841	5,202	3,414	22,925

The numbers included in Schedule III are based on IFRS and excludes the proportionate share in Aegon’s joint ventures and Aegon’s associates.

Deferred policy acquisition costs also include deferred costs of reinsurance.

	Column G	Column H	Column I	Column J	Column K
Amounts in million EUR	Net investment income	Benefits, claims and losses	Amortization of deferred policy acquisition costs	Other operating expenses	Premiums written
2017
Americas	3,362	8,585	552	2,953	6,387
The Netherlands	2,173	4,430	19	925	2,192
United Kingdom	1,516	11,796	111	646	9,266
Central & Eastern Europe	49	416	54	207	614
Spain & Portugal	31	153	-	93	150
Asia	203	153	33	95	778
Asset Management	-	-	-	159	-
Holding and other activities	5	5	-	76	8
Total	7,338	25,537	770	5,155	19,395

2016
Americas	3,711	8,913	576	3,438	6,824
The Netherlands	2,133	3,726	24	967	2,477
United Kingdom	1,661	12,618	148	518	9,331
Central & Eastern Europe	45	395	59	185	568
Spain & Portugal	36	143	-	90	143
Asia	196	130	31	111	927
Asset Management	-	-	-	138	-
Holding and other activities	6	3	-	66	7
Total	7,788	25,929	837	5,513	20,277

2015
Americas	3,672	8,240	593	3,357	6,643
The Netherlands	2,274	4,641	30	1,039	2,934
United Kingdom	2,331	11,541	319	588	8,038
Central & Eastern Europe	45	563	80	184	631
Spain & Portugal	34	151	-	74	128
Asia	165	119	30	128	1,564
Asset Management	-	-	-	117	-
Holding and other activities	4	2	3	57	7
Total	8,525	25,259	1,055	5,543	19,946